Intangible assets, net consisted of the following: (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Computer software		$ 652,000	$ 652,000
Less: accumulated amortization		(457,900)	(383,500)
Intangible assets, net	$ 24,939	$ 194,100	$ 268,500